Capital and Reserves (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares		Dec. 31, 2019 shares $ / shares		Dec. 31, 2019 shares $ / shares
CapitalCommitmentsLineItems [Line Items]
Beginning Balance	31,772,941		41,517,122		41,517,122
Issued			710,666		710,666
Exercised	(13,634,385)		(10,454,847)		(10,454,847)
Expired	(213,791)
Warrants Issued, Ending Balance	17,924,765		31,772,941		31,772,941
Options and warrant Issued, Exercise Price | $ / shares	$ .65		$ .64
Options and warrant Issued, Remaining life in years	5 months 14 days		1 year 3 months 29 days		1 year 3 months 29 days
Cannon Point
CapitalCommitmentsLineItems [Line Items]
Beginning Balance	223,250	[1]	327,700		327,700
Issued			0		0
Exercised	(11,750)		(104,450)		(104,450)
Expired	0
Warrants Issued, Ending Balance	211,500		223,250	[1]	223,250	[1]
Options and warrant Issued, Exercise Price | $ / shares	$ .37		$ .38
Options and warrant Issued, Remaining life in years	1 year 5 months 16 days		2 years 4 months 24 days		2 years 4 months 24 days
Mission Gold
CapitalCommitmentsLineItems [Line Items]
Beginning Balance	3,764,626	[1]	3,964,701		3,964,701
Issued			0		0
Exercised	(3,550,835)		(200,075)		(200,075)
Expired	(213,791)
Warrants Issued, Ending Balance	0		3,764,626	[1]	3,764,626	[1]
Options and warrant Issued, Exercise Price | $ / shares	$ .00		$ .55
Options and warrant Issued, Remaining life in years			6 months 7 days		6 months 7 days
Other
CapitalCommitmentsLineItems [Line Items]
Beginning Balance	27,541,065	[2]	27,074,399		27,074,399
Issued			466,666		466,666
Exercised	(9,827,800)		0		0
Expired	0
Warrants Issued, Ending Balance	17,713,625		27,541,065	[2]	27,541,065	[2]
Options and warrant Issued, Exercise Price | $ / shares	$ .65		$ .65
Options and warrant Issued, Remaining life in years	5 months 12 days		1 year 5 months 12 days		1 year 5 months 12 days
Special Warrants
CapitalCommitmentsLineItems [Line Items]
Beginning Balance	0	[3]	10,150,322		10,150,322
Issued			0		0
Exercised	0		(10,150,322)		(10,150,322)
Expired	0
Warrants Issued, Ending Balance	0		0	[3]	0	[3]
Options and warrant Issued, Exercise Price | $ / shares	$ .00		$ .00
Broker Warrants
CapitalCommitmentsLineItems [Line Items]
Beginning Balance	244,000	[4]	0		0
Issued			244,000		244,000
Exercised	(244,000)		0		0
Expired	0
Warrants Issued, Ending Balance	0		244,000	[4]	244,000	[4]
Options and warrant Issued, Exercise Price | (per share)	$ .00				$ .41
Options and warrant Issued, Remaining life in years			5 months 23 days		5 months 23 days

[1]	The Group issued options and warrants in exchange for those which were outstanding in Cannon Point Resources Ltd. ("Cannon Point") and Mission Gold Ltd. ("Mission Gold") on the acquisition of these companies in October 2015 and December 2015, respectively.
[2]	Warrants were issued pursuant to the June 2016 prospectus financing, July 2016 private placement and the 2019 non-revolving term loan credit facility agreement (note 8).
[3]	The special warrants were issued in a private placement at a price of $0.83 (US$0.62) per special warrant in December 2018 and were converted into shares for no further consideration to the Group in February 2019 (note 6(b)).
[4]	The Broker Warrants were issued to the underwriters pursuant to the June 2019 prospectus financing (note 6(b)).